JPMorgan Hedged Equity 2 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS — 98.9%
Aerospace & Defense — 1.0%
Northrop Grumman Corp.	28	12,430
Raytheon Technologies Corp.	296	29,374
Textron, Inc.	144	10,683

		52,487

Air Freight & Logistics — 1.2%
FedEx Corp.	72	16,647
United Parcel Service, Inc., Class B	208	44,572

		61,219

Airlines — 0.2%
Southwest Airlines Co. *	202	9,273

Auto Components — 0.2%
Aptiv plc *	37	4,416
Magna International, Inc. (Canada)	120	7,695

		12,111

Automobiles — 2.4%
General Motors Co. *	215	9,388
Rivian Automotive, Inc., Class A *	46	2,335
Tesla, Inc. *	107	114,952

		126,675

Banks — 3.6%
Bank of America Corp.	836	34,455
Citigroup, Inc.	378	20,210
Fifth Third Bancorp	296	12,745
Regions Financial Corp.	610	13,579
SVB Financial Group *	13	7,160
Truist Financial Corp.	317	17,992
US Bancorp	636	33,778
Wells Fargo & Co.(a)	982	47,578

		187,497

Beverages — 1.6%
Coca-Cola Co. (The)	962	59,659
Constellation Brands, Inc., Class A	77	17,787
PepsiCo, Inc.	38	6,286

		83,732

Biotechnology — 2.6%
AbbVie, Inc.(a)	423	68,541
Biogen, Inc. *	42	8,911
BioMarin Pharmaceutical, Inc. *	32	2,437
Moderna, Inc. *	20	3,463
Neurocrine Biosciences, Inc. *	32	3,015
Regeneron Pharmaceuticals, Inc. *	37	25,730
Vertex Pharmaceuticals, Inc. *	97	25,244

		137,341

Building Products — 0.7%
Masco Corp.	191	9,716
Trane Technologies plc	181	27,586

		37,302

Capital Markets — 2.9%
Goldman Sachs Group, Inc. (The)	59	19,544
Intercontinental Exchange, Inc.	125	16,475
Morgan Stanley	242	21,190
S&P Global, Inc.	99	40,799
State Street Corp.	338	29,422
T. Rowe Price Group, Inc.	140	21,154

		148,584

Chemicals — 1.8%
Air Products and Chemicals, Inc.	31	7,684
Celanese Corp.	46	6,623
DuPont de Nemours, Inc.	129	9,508
Eastman Chemical Co.	150	16,851
Linde plc (United Kingdom)	114	36,470
PPG Industries, Inc.	132	17,313

		94,449

Commercial Services & Supplies — 0.1%
Cintas Corp.	14	5,912

Communications Equipment — 0.1%
Motorola Solutions, Inc.	19	4,609

Construction Materials — 0.2%
Martin Marietta Materials, Inc.	24	9,283

Consumer Finance — 0.6%
American Express Co.	84	15,636
Capital One Financial Corp.	113	14,807

		30,443

Containers & Packaging — 0.1%
Avery Dennison Corp.	45	7,789

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B * (a)	235	82,901
Voya Financial, Inc.	66	4,347

		87,248

Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	318	16,208

Electric Utilities — 2.0%
Edison International	152	10,658
Evergy, Inc.	105	7,195
Exelon Corp.	549	26,162
FirstEnergy Corp.	358	16,439
NextEra Energy, Inc.	494	41,822

		102,276

Electrical Equipment — 0.6%
Eaton Corp. plc	191	28,952

Energy Equipment & Services — 0.1%
Baker Hughes Co.	129	4,712

Entertainment — 0.7%
Netflix, Inc. *	68	25,487
Walt Disney Co. (The) *	66	9,004

		34,491

Equity Real Estate Investment Trusts (REITs) — 2.6%
Camden Property Trust	94	15,640
Equinix, Inc.	20	15,113
Equity LifeStyle Properties, Inc.	126	9,609
Host Hotels & Resorts, Inc.	259	5,042
Kimco Realty Corp.	349	8,621
Prologis, Inc.	245	39,529
SBA Communications Corp.	26	9,086
Sun Communities, Inc.	73	12,762
UDR, Inc.	39	2,234
Ventas, Inc.	269	16,628

		134,264

JPMorgan Hedged Equity 2 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Food & Staples Retailing — 0.4%
Costco Wholesale Corp.	36	20,655

Food Products — 0.5%
Mondelez International, Inc., Class A	412	25,874

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	266	31,453
ABIOMED, Inc. *	6	1,958
Baxter International, Inc.	231	17,941
Boston Scientific Corp. *	465	20,616
Dexcom, Inc. *	12	6,348
Intuitive Surgical, Inc. *	54	16,435
Medtronic plc	247	27,402
Zimmer Biomet Holdings, Inc.	147	18,798

		140,951

Health Care Providers & Services — 3.1%
Anthem, Inc.	76	37,413
Centene Corp. *	286	24,076
Humana, Inc.	24	10,299
McKesson Corp.	37	11,469
UnitedHealth Group, Inc.(a)	156	79,635

		162,892

Hotels, Restaurants & Leisure — 2.1%
Booking Holdings, Inc. *	9	20,415
Chipotle Mexican Grill, Inc. *	4	6,156
Expedia Group, Inc. *	70	13,742
Hilton Worldwide Holdings, Inc. *	101	15,258
McDonald’s Corp.	195	48,169
Royal Caribbean Cruises Ltd. *	29	2,437
Yum! Brands, Inc.	41	4,829

		111,006

Household Durables — 0.5%
DR Horton, Inc.	18	1,374
Lennar Corp., Class A	218	17,698
PulteGroup, Inc.	22	928
Toll Brothers, Inc.	105	4,919

		24,919

Household Products — 1.5%
Kimberly-Clark Corp.	119	14,670
Procter & Gamble Co. (The)(a)	416	63,604

		78,274

Industrial Conglomerates — 0.3%
Honeywell International, Inc.	92	17,856

Insurance — 2.1%
Arthur J Gallagher & Co.	96	16,678
Chubb Ltd.	71	15,155
Hartford Financial Services Group, Inc. (The)	319	22,942
Progressive Corp. (The)	332	37,799
Prudential Financial, Inc.	102	12,004
Travelers Cos., Inc. (The)	33	6,019

		110,597

Interactive Media & Services — 6.4%
Alphabet, Inc., Class A * (a)	52	143,775
Alphabet, Inc., Class C * (a)	39	109,924
Meta Platforms, Inc., Class A * (a)	324	72,048
ZoomInfo Technologies, Inc., Class A *	130	7,762

		333,509

Internet & Direct Marketing Retail — 4.1%
Amazon.com, Inc. * (a)	65	213,237

IT Services — 4.6%
Accenture plc, Class A	146	49,214
Affirm Holdings, Inc. *	60	2,799
Automatic Data Processing, Inc.	87	19,850
FleetCor Technologies, Inc. *	60	14,922
International Business Machines Corp.	111	14,458
Mastercard, Inc., Class A(a)	194	69,415
Shopify, Inc., Class A (Canada) *	7	4,730
Visa, Inc., Class A(a)	287	63,667

		239,055

Life Sciences Tools & Services — 1.6%
Danaher Corp.	63	18,432
Illumina, Inc. *	19	6,754
Thermo Fisher Scientific, Inc.	101	59,731

		84,917

Machinery — 2.5%
Deere & Co.	124	51,402
Dover Corp.	66	10,433
Ingersoll Rand, Inc.	149	7,505
Otis Worldwide Corp.	299	23,036
Parker-Hannifin Corp.	62	17,624
Stanley Black & Decker, Inc.	159	22,218

		132,218

Media — 1.2%
Charter Communications, Inc., Class A *	51	27,961
Comcast Corp., Class A	719	33,664
Fox Corp., Class A	31	1,228
Interpublic Group of Cos., Inc. (The)	54	1,910

		64,763

Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	164	8,168
Nucor Corp.	40	5,888

		14,056

Multiline Retail — 0.1%
Dollar General Corp.	20	4,479

Multi-Utilities — 0.8%
Ameren Corp.	93	8,753
CenterPoint Energy, Inc.	760	23,290
DTE Energy Co.	74	9,806

		41,849

Oil, Gas & Consumable Fuels — 3.7%
Cheniere Energy, Inc.	64	8,805
Chevron Corp.	274	44,633
ConocoPhillips	547	54,691
Coterra Energy, Inc.	103	2,783
Diamondback Energy, Inc.	207	28,323
EOG Resources, Inc.	169	20,180
Phillips 66	40	3,424
Pioneer Natural Resources Co.	117	29,308
Williams Cos., Inc. (The)	71	2,365

		194,512

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	52	14,256

JPMorgan Hedged Equity 2 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	715	52,183
Eli Lilly & Co.	168	48,129
Johnson & Johnson	267	47,321
Merck & Co., Inc.	192	15,716
Pfizer, Inc.	379	19,597

		182,946

Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	73	6,449
Leidos Holdings, Inc.	154	16,680

		23,129

Road & Rail — 1.1%
Lyft, Inc., Class A *	143	5,481
Norfolk Southern Corp.	101	28,757
Uber Technologies, Inc. *	43	1,521
Union Pacific Corp.	78	21,445

		57,204

Semiconductors & Semiconductor Equipment — 6.5%
Advanced Micro Devices, Inc. *	332	36,340
Analog Devices, Inc.	203	33,453
Applied Materials, Inc.	138	18,254
KLA Corp.	20	7,325
Lam Research Corp.	65	34,862
Microchip Technology, Inc.	166	12,497
Micron Technology, Inc.	148	11,546
NVIDIA Corp.(a)	300	81,966
NXP Semiconductors NV (China)	148	27,471
QUALCOMM, Inc.	94	14,403
Texas Instruments, Inc.	317	58,236

		336,353

Software — 8.8%
Ceridian HCM Holding, Inc. *	24	1,643
Fortinet, Inc. *	19	6,423
Intuit, Inc.	81	39,124
Microsoft Corp.(a)	1,159	357,362
Oracle Corp.	220	18,223
salesforce.com, Inc. *	80	16,981
Workday, Inc., Class A *	77	18,468

		458,224

Specialty Retail — 3.0%
AutoNation, Inc. *	30	3,012
AutoZone, Inc. *	5	10,184
Best Buy Co., Inc.	198	17,967
Burlington Stores, Inc. *	24	4,284
Home Depot, Inc. (The)	96	28,817
Lowe’s Cos., Inc.	233	47,132
O’Reilly Automotive, Inc. *	46	31,740
TJX Cos., Inc. (The)	247	14,984

		158,120

Technology Hardware, Storage & Peripherals — 7.5%
Apple, Inc.(a)	2,110	368,362
Seagate Technology Holdings plc	255	22,935

		391,297

Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	252	33,878

Tobacco — 0.8%
Altria Group, Inc.	373	19,472
Philip Morris International, Inc.	210	19,763

		39,235

Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc. *	194	24,956

TOTAL COMMON STOCKS (Cost $4,948,103)		5,152,074

	No. of Contracts
OPTIONS PURCHASED — 0.7%
PUT OPTIONS PURCHASED — 0.7%
Index Funds — 0.7%
S&P 500 Index 4/29/2022 at USD 4,270.00, European Style Notional Amount: USD 5,181,430 Counterparty: Exchange-Traded* (Cost $133,010)	11,437	33,911

	Shares (000)
SHORT-TERM INVESTMENTS — 3.1%
INVESTMENT COMPANIES — 3.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (b) (c) (Cost $161,453)	161,453	161,453

Total Investments — 102.7% (Cost $5,242,566)		5,347,438
Liabilities in Excess of Other Assets — (2.7)%		(138,127)

Net Assets — 100.0%		5,209,311

Percentages indicated are based on net assets.

JPMorgan Hedged Equity 2 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Abbreviations

USD	United States Dollar
(a)	All or a portion of the security is segregated for options written.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	113	06/2022	USD	25,603	1,914

Abbreviations

USD	United States Dollar

Written Call Options Contracts as of March 31, 2022 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange-Traded	11,437	USD 5,181,430	USD 4,695.00	4/29/2022	(23,503)

Written Put Options Contracts as of March 31, 2022 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange-Traded	11,437	USD 5,181,430	USD 3,600.00	4/29/2022	(3,831)

Total Written Options Contracts (Premiums Received $110,196)						(27,334)

Abbreviations

USD	United States Dollar

JPMorgan Hedged Equity 2 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$5,347,438	$—	$—	$5,347,438

Appreciation in Other Financial Instruments
Futures Contracts(a)	$1,914	$—	$—	$1,914
Depreciation in Other Financial Instruments
Options Written(a)
Call Options Written	(23,503)	—	—	(23,503)
Put Options Written	(3,831)	—	—	(3,831)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(25,420)	$—	$—	$(25,420)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

	For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26%(a)(b)	$82,933	$3,256,327	$3,177,807	$—	$—	$161,453	161,453	$28	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.